JPMorgan Value Advantage Fund Performance Management - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan Value Advantage Fund	Jun. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	The Fund’s Past Performance
Performance Narrative [Text Block]	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years.The table compares the Fund’s performance to the performance of the Russell 3000® Index and Russell 3000® Value Index. The Russell 3000® Index serves as the Fund’s regulatory index and provides a broad measure of market performance. The Russell 3000® Value Index is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index. The performance for the Class R3 Shares is based on the performance of the Class A Shares (which are not offered in this prospectus) prior to the inception of Class R3 Shares. The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares. The performance for the Class R4 Shares is based on the performance of the Class I Shares (which are not offered in this prospectus) prior to the inception of Class R4 Shares. The actual returns for Class R4 Shares would have been lower than those shown because Class R4 Shares have higher expenses than Class I Shares. The performance for the Class R5 and Class R6 Shares is based on the performance of the Class L Shares (which are not offered in this prospectus) prior to the inception of Class R5 and Class R6 Shares. The actual returns for Class R5 and Class R6 Shares would have been different to those shown because Class R5 and Class R6 Shares have different expenses to Class L Shares. The performance for the Class R2 Shares is based on the performance of the Class A Shares prior to the inception of Class R2 Shares. The actual returns for Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser’s presentation thereof.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years.
Performance Additional Market Index [Text]	The table compares the Fund’s performance to the performance of the Russell 3000® Index and Russell 3000® Value Index. The Russell 3000® Index serves as the Fund’s regulatory index and provides a broad measure of market performance. The Russell 3000® Value Index is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.
Bar Chart [Heading]	YEAR-BY-YEAR RETURNS — CLASS R6 SHARES
Bar Chart Closing [Text Block]	Best Quarter4th quarter, 202019.90%Worst Quarter1st quarter, 2020-30.39%The Fund’s year-to-date total returnthrough9/30/26was11.15%.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are shown only for the Class R6 Shares, and after-tax returns for the other class will vary.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Class R6 Shares, and after-tax returns for the other class will vary.
Performance Availability Website Address [Text]	www.jpmorganfunds.com
Performance Availability Phone [Text]	1-800-480-4111
Class R6
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s year-to-date total return
Bar Chart, Year to Date Return	11.15%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.90%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(30.39%)
Lowest Quarterly Return, Date	Mar. 31, 2020